Contingencies	12 Months Ended
Dec. 31, 2023
Contingencies [Abstract]
Contingencies
25. Contingencies
From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. The Company is also exposed to possible uncertain tax positions in certain jurisdictions. Management does not expect that the resolution of those matters, either individually or in the aggregate, will have a material effect on the Company’s Consolidated Financial Statements.